Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Amounts Recognised in Balance Sheet	At December 31 this account comprises:

	2017	2018
Associates	250,053	250,282
Joint ventures	18,618	7,483

	268,671	257,765

Schedule of Amounts Recognised in Income Statement	The amounts recognized in the income statement are as follows:

	2017	2018
Associates	(5,566)	(5,308)
Joint ventures	6,039	1,599

	473	(3,709)

Summary of Detailed Information about Associates

Set out in the table below are the associates of the Group at December 31, 2017, and 2018. The associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2017	2018	2017	2018
		%	%
Gasoducto Sur Peruano S.A.	Common	21.49	21.49	218,276	218,276
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	22,091	20,524
Betchel Vial y Vives Servicios Complementarios Ltda.	Common	40.00	40.00	102	94
Others				9,584	11,388

				250,053	250,282

Summary of Financial Information for Associates

Summarized financial information for associates –

	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	At December, 31	At December, 31
Entity	2017	2017	2018
	Liquidation Base
Current
Assets	6,813,938	73,004	66,052
Liabilities	(5,028,381)	(1,111)	(2,183)

Non-current
Assets	—	11,809	13,580
Liabilities	—	(342)	—

Net assets	1,785,557	83,360	77,449

Entity	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	2017	2017	2018
Revenues		—	—
Loss from continuing operations		(43,340)	(8,455)
Income tax	—	3,185	2,543

Loss from continuing operations after income tax	—	(40,155)	(5,912)

Other comprehensive loss	—	—	—

Total comprehensive loss	—	(40,155)	(5,912)

Schedule of Movement of Investments in Associates

The movement of the investments in associates is as follows:

	2016	2017	2018
Opening balance	490,702	286,403	250,053
Contributions received	390,506	2,116	5,616
Impairment of GSP	(593,101)	—	—
Dividends received	(10,149)	(259)	—
Equity interest in results	8,304	(5,566)	(5,308)
Decrease in capital	(166)	(111)	(30)
Disposal of Investment	—	(32,223)	—
Conversion adjustment	311	42	(49)
Discontinued operations	(4)	(349)	—

Final balance	286,403	250,053	250,282

Summary of Detailed Information about Joint Ventures

Set out below are the joint ventures of the Group as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2017	2018	2017	2018
		%	%
Sistemas SEC	Common	49.00	—	10,112	—
Logistica Químicos del Sur S.A.C.	Common	50.00	50.00	7,343	7,230
G.S.J.V. SCC	Common	50.00	50.00	878	—
Constructora SK-VyV Ltda.	Common	50.00	50.00	49	34
Others		—	—	236	219

				18,618	7,483

Summary of Financial Information for Joint Ventures

Summarized financial information for joint ventures

	Logistica Quimicos del Sur S.A.C.
	At December, 31
Entity	2017	2018
Current
Cash and cash equivalents	2,076	1,520
Other current assets	1,652	1,549

Total current assets	3,728	3,069

Other current liabilities	(3,104)	(3,513)

Total current liabilities	(3,104)	(3,513)

Non-current
Total non-current assets	39,327	37,349

Net assets	14,267	14,904

Revenues	10,750	11,399
Depreciation and amortization	(2,039)	(2,313)
Interest expense	(675)	(668)

Profit from continuing operations	4,988	4,698
Income tax expense	(1,614)	(1,482)

Profit from continuing operations after income tax	3,374	3,216

Other comprehensive income	—	—

Total comprehensive income	3,374	3,216

Schedule of Movement of Investments in Joint Ventures

The movement of the investments in joint ventures was as follows:

	2016	2,017	2,018
Opening balance	146,303	103,356	18,618
Equity interest in results	(5,269)	6,039	1,599
Debt capitalization	8,308	—	—
Contributions received	6,889	—	—
Transfer to Adexus from acquisition of control	(35,870)	—	—
Disposal of Investment	—	(88,556)	(10,112)
Dividends received	(17,843)	(3,758)	(1,823)
Conversion adjustment	2,276	334	79
Write-off of Investment	(1,798)	—	(878)
Discontinued operations	360	1,203	—

Final balance	103,356	18,618	7,483